Income Taxes - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective tax rate		(0.70%)	22.20%	2.70%	1.00%	(11.90%)
Tax benefit related to the release of a valuation allowance associated with a carryback portion of net operating losses allowed by the CARES Act		$ 6.7
Tax refund received	$ 7.1
U.S Federal
Net operating loss carryforwards				$ 173.5
State
Net operating loss carryforwards				$ 105.5